Warrants	9 Months Ended
Sep. 30, 2012
Warrants [Abstract]
Warrants
(12)	Warrants

We account for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Stock warrants are accounted for as derivative liabilities under ASC 815 if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price. We classify derivative warrant liabilities on the balance sheet as a current liability, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2011 and September 30, 2012:

	Number of shares	Exercise price	Expiration
Equity–classified warrants
Issued to vendors	389	$23.20	September 2015 through December 2016
Issued pursuant to March 2011 refinancing of Working Capital Note	7,068	$28.80	March 2016
Issued to lenders	6,449	$234.40	August 2013 through December 2016
Issued to lenders	4,608	$263.90	October 2015 through September 2019
	18,514
Liability–classified warrants
Issued pursuant to March 2011 equity financing	1,046,102	$28.80	March 2016
	1,064,616

In connection with the issuance of convertible debt in October 2012, we issued warrants to purchase approximately 51.1 million shares of common stock at an initial exercise price of $0.75 per share. The exercise price and number of shares issuable upon exercise of the warrants are subject to adjustment under certain circumstances. See Note 16 for further discussion of subsequent events.

Equity-classified Warrants

In March 2011, the Company granted a warrant to a lender to purchase 7,068 shares of common stock in connection with the refinancing of the Company's Working Capital Note. See Note 10 for a discussion of the refinancing. The Company determined the fair value of the warrant as of the date of grant was $14.90 per share by utilizing the Black-Scholes model. In estimating the fair value of the warrant, the Company utilized the following inputs: closing price per share of common stock of $27.40, volatility of 64.96%, expected term of 5 years, risk-free interest rate of 2.0% and dividend yield of zero.

Liability-classified Warrants

In March 2011, the Company issued warrants to purchase 1,046,102 shares of common stock in connection with a private placement transaction (see Note 11). Each warrant is exercisable in whole or in part at any time until March 4, 2016 at a per share exercise price of $28.80, subject to certain adjustments as specified in the warrant agreement. The issuance of convertible debt and warrants in October 2012 triggered an anti-dilution adjustment to the number of shares underlying the warrants issued pursuant to the March 2011 equity financing. We have notified the holders of the warrants of the adjusted exercise price per share is $1.59 and the aggregate number of shares of common stock issuable upon exercise of 18,948,258, subject to stockholder approval for lowering the exercise price per share below $27.00, which, until stockholder approval is obtained, limits the aggregate number of shares of common stock issuable upon exercise to 1,115,845. Although we believe our calculation of the anti-dilution adjustment is correct, we are aware that one holder of the warrants has a different view as to how to perform the adjustment and whether a stockholder vote is necessary. See Note 15 for further discussion of subsequent events.

The Company valued the warrants as derivative financial instruments as of the date of issuance (March 4, 2011) and will continue to do so at each reporting date, with any changes in fair value being recorded on the Statement of Operations. During the three months ended September 30, 2011 and 2012, the Company recorded non-operating income of $4.2 million and non-operating expense of $0.3 million, respectively, due to changes in the estimated fair value of these warrants. During the nine months ended September 30, 2011 and 2012, the Company recorded non-operating income of $14.1 million and $0.4 million, respectively, due to changes in the estimated fair value of these warrants.

The warrants contain provisions that require the modification of the exercise price and shares to be issued under certain circumstances, including in the event the Company completes subsequent equity financings at a price per share lower than the then-current warrant exercise price. In addition, the warrants contain a net cash settlement provision under which the warrant holders may require the Company to purchase the warrants in exchange for a cash payment following the announcement of specified events defined as Fundamental Transactions involving the Company (e.g., merger, sale of all or substantially all assets, tender offer, or share exchange) or a Delisting, which is deemed to occur when the common stock is no longer listed on a national securities exchange. The net cash settlement provision requires use of the Black-Scholes model in calculating the cash payment value in the event of a Fundamental Transaction or a Delisting.

The net cash settlement value at the time of any future Fundamental Transaction or Delisting will depend upon the value of the following inputs at that time: the price per share of the Company's common stock, the volatility of the Company's common stock, the expected term of the warrant, the risk-free interest rate based on U.S. Treasury security yields, and the Company's dividend yield. The warrant requires use of a volatility assumption equal to the greater of (i) 100%, (ii) the 30-day volatility determined as of the trading day immediately following announcement of a Fundamental Transaction or Delisting, or (iii) the arithmetic average of the 10, 30, and 50-day volatility determined as of the trading day immediately following announcement of a Fundamental Transaction or Delisting.

On September 4, 2012, the Company was notified by NASDAQ of its hearing panel's determination to delist the Company's common stock from NASDAQ effective at the open of business on Thursday, September 6, 2012. This delisting triggered the right of the warrant holders to require the Company to purchase the warrants in exchange for a cash settlement value, which was calculated as $0.64 per warrant share. The warrant holders have 90 days or until December 5, 2012 to present the warrants to the Company. If all the warrant holders exercise this option, the Company would be required to pay a total cash settlement value of approximately $0.7 million.

The fair value of the warrants as of December 31, 2011 and September 30, 2012 was determined using a risk-neutral lattice methodology within a Monte Carlo analysis to model the impact of potential modifications to the warrant exercise price and to include the probability of a Fundamental Transaction or, in the case of the December 31, 2011 valuation, a Delisting into the calculation of fair value. On October 2, 2012, we issued convertible debt and warrants and subsequently completed a valuation as of that date of all of newly issued securities as well as the warrants issued in 2011. Because of the significantly high probability as of September 30, 2012 of completing the financing transaction on October 2, 2012, the Company has assumed equivalent valuations as of both dates for the warrants issued in 2011. The valuation of warrants is subjective and is affected by changes in inputs to the valuation model including the price per share of the Company's common stock in the case of the December 31, 2011 valuation; assumptions regarding the expected amounts and dates of future equity financing activities; assumptions regarding the likelihood and timing of Fundamental Transactions and, in the case of the December 31, 2011 valuation, a Delisting; the historical volatility of the stock prices of the Company's common stock; risk-free rates based on U.S. Treasury security yields; and the Company's dividend yield.  In addition, the following input was used in the valuation model for the valuation as of September 30, 2012: the Company used an implied enterprise value which was derived by using a scenario-based approach considering the possible future liquidity events for the Company contingent upon the outcome of its research programs.

In connection with the valuation of the warrants issued in 2011, which required consideration of the valuation of the notes and warrants issued in 2012, , the Company believed the common stock price had not fully adjusted for the potential future dilution from the private placement completed on October 2, 2012 primarily due to the trading restrictions on the unregistered shares of common stock issued and issuable from the conversion of debt and warrants, certain conversion and exercise restrictions in the in the 2012 notes and warrants agreements, and the anti-dilution adjustment features and the net cash settlement features of the warrants issued in 2011 and 2012.  Therefore, the Company used an implied enterprise value considering potential future values for the Company contingent on the outcome of its research programs in conjunction with a Monte Carlo analysis to estimate the range of possible outcomes within each scenario and to allocate value to the securities in accordance with the terms of the agreements.  The valuation resulted in a model-derived common stock value of $0.05 per share.  Changes in the assumptions used in the model can materially affect the model-derived common stock value and the fair value estimate of the warrants.  In connection with the net cash settlement feature in the warrants issued in 2011, we could, at any point in time, ultimately incur amounts significantly different than the carrying value. For example, as of September 30, 2012, the calculated cash settlement value of $1.1 million was less than the fair value of $2.1 million. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire, or are amended in a way that would no longer require these warrants to be classified as a liability.

The following table summarizes the calculated aggregate fair values and net cash settlement value of the warrants issued in 2011 as of the dates indicated along with the assumptions utilized in each calculation.

	Fair value as of:			Net cash settlement value as of September 30, 2012
	December 31, 2011	September 30, 2012

Calculated aggregate value	$2,511	$2,144		$1,060	(1)
Exercise price per share of warrant	$28.80	$1.67	(2)	$28.80	(2)
Closing price per share of common stock	$4.70	Not applicable	(3)	$1.35
Volatility	93.8%	115.0%		195.9%	(4)
Probability of Fundamental Transaction or Delisting	28.9%	100.0%		Not applicable
Expected term (years)	Not applicable	Not applicable	(3)	3.4
Risk-free interest rate	0.7%	0.2%		0.3%
Dividend yield	None	None		None

(1)	Represents the net cash settlement value of the warrant as of September 30, 2012, which value was calculated utilizing the Black-Scholes model specified in the warrant.

(2)
Although the exercise price per share of the warrant remained $28.80 as of September 30, 2012, the Company calculated the fair value of the warrants as of September 30, 2012 using an estimated exercise price per share of $1.67, which the Company believed was a reasonable approximation of the exercise price after calculation of the anti-dilution adjustment necessitated by the private placement completed October 2, 2012.

(3)
In performing the valuation as of September 30, 2012, the Company believed the common stock price had not fully adjusted for the potential future dilution from the private placement completed October 2, 2012. Therefore, the Company used an implied enterprise value which was derived by using a scenario-based approach considering the possible future liquidity events for the company contingent upon the outcome of its research programs.  One of the possible expected scenarios has an expected term of nine months and the other scenario has a term of 2.3 years.  Refer elsewhere in Note 12 for further details on valuation methodology used.

(4)	Represents the volatility assumption used to calculate the net cash settlement value as of September 30, 2012.